Pioneer Variable Contracts Trust
Pioneer High Yield

VCT Portfolio
Class I and II Shares
Schedule of Investments  |  September 30, 2023

Pioneer High Yield VCT Portfolio	Pioneer Variable Contracts Trust

Schedule of Investments 9/30/23 (unaudited)
Principal Amount USD ($)		Value
	UNAFFILIATED ISSUERS — 97.3%
	Senior Secured Floating Rate Loan Interests — 1.8% of Net Assets*(a)
	Auto Parts & Equipment — 0.6%
157,615	First Brands Group LLC, First Lien 2021 Term Loan, 10.881% (Term SOFR + 500 bps), 3/30/27	$ 155,973
	Total Auto Parts & Equipment	$155,973
	Electric-Generation — 0.2%
55,000	Generation Bridge Northeast LLC, Term Loan B, 9.566% (Term SOFR + 425 bps), 8/22/29	$ 55,069
	Total Electric-Generation	$55,069
	Medical-Hospitals — 0.1%
22,198	Surgery Center Holdings, Inc., 2021 New Term Loan, 9.189% (Term SOFR + 375 bps), 8/31/26	$ 22,241
	Total Medical-Hospitals	$22,241
	Metal Processors & Fabrication — 0.5%
127,471	Grinding Media, Inc. (Molycop, Ltd.), First Lien Initial Term Loan, 9.53% (Term SOFR + 400 bps), 10/12/28	$ 126,674
	Total Metal Processors & Fabrication	$126,674
	Physical Practice Management — 0.4%
133,063	Team Health Holdings, Inc., Extended Term Loan, 10.566% (Term SOFR + 525 bps), 3/2/27	$ 101,757
	Total Physical Practice Management	$101,757
	Total Senior Secured Floating Rate Loan Interests (Cost $480,826)	$461,714

Shares
	Common Stock — 0.4% of Net Assets
	Passenger Airlines — 0.4%
6,730(b)+	Grupo Aeromexico SAB de CV	$ 86,888
	Total Passenger Airlines	$86,888
	Total Common Stock (Cost $110,000)	$86,888

Principal Amount USD ($)
	Commercial Mortgage-Backed Security—0.4% of Net Assets
99,522(a)	Med Trust, Series 2021-MDLN, Class G, 10.696% (1 Month Term SOFR + 536 bps), 11/15/38 (144A)	$ 94,051
	Total Commercial Mortgage-Backed Security (Cost $99,523)	$94,051

	Convertible Corporate Bonds — 3.7% of Net Assets
	Airlines — 0.7%
92,000	Air Canada, 4.00%, 7/1/25	$ 103,059
95,000	Spirit Airlines, Inc., 1.00%, 5/15/26	78,993
	Total Airlines	$182,052
	Biotechnology — 0.5%
55,000	Insmed, Inc., 0.75%, 6/1/28	$ 54,560
81,000	Insmed, Inc., 1.75%, 1/15/25	79,704
	Total Biotechnology	$134,264

Pioneer High Yield VCT Portfolio	Pioneer Variable Contracts Trust

Principal Amount USD ($)		Value
	Energy-Alternate Sources — 0.3%
94,000(c)	Enphase Energy, Inc., 3/1/28	$ 77,785
	Total Energy-Alternate Sources	$77,785
	Entertainment — 0.9%
142,000(c)	DraftKings Holdings, Inc., 3/15/28	$ 107,423
127,000	IMAX Corp., 0.50%, 4/1/26	118,428
	Total Entertainment	$225,851
	Gas — 0.0%†
935	Macquarie Infrastructure Holdings LLC, 2.00%, 10/1/23	$ 916
	Total Gas	$916
	Pharmaceuticals — 0.2%
64,000	Revance Therapeutics, Inc., 1.75%, 2/15/27	$ 51,443
	Total Pharmaceuticals	$51,443
	Semiconductors — 0.2%
40,000	ON Semiconductor Corp., 0.50%, 3/1/29 (144A)	$ 43,920
	Total Semiconductors	$43,920
	Software — 0.9%
82,000	Bentley Systems, Inc., 0.375%, 7/1/27	$ 70,848
60,000	Jamf Holding Corp., 0.125%, 9/1/26	50,250
105,000	Verint Systems, Inc., 0.25%, 4/15/26	89,644
	Total Software	$210,742
	Total Convertible Corporate Bonds (Cost $1,015,161)	$926,973

	Corporate Bonds — 87.0% of Net Assets
	Advertising — 2.5%
184,000	Clear Channel Outdoor Holdings, Inc., 7.50%, 6/1/29 (144A)	$ 140,693
70,000	Outfront Media Capital LLC/Outfront Media Capital Corp., 4.25%, 1/15/29 (144A)	55,546
60,000	Outfront Media Capital LLC/Outfront Media Capital Corp., 6.25%, 6/15/25 (144A)	58,784
231,000	Stagwell Global LLC, 5.625%, 8/15/29 (144A)	186,532
200,000	Summer BC Bidco B LLC, 5.50%, 10/31/26 (144A)	179,337
	Total Advertising	$620,892
	Aerospace & Defense — 0.8%
127,000	Bombardier, Inc., 7.125%, 6/15/26 (144A)	$ 123,045
65,000	Spirit AeroSystems, Inc., 9.375%, 11/30/29 (144A)	66,146
	Total Aerospace & Defense	$189,191
	Airlines — 1.5%
31,850	American Airlines 2021-1 Class B Pass Through Trust, 3.95%, 7/11/30	$ 27,674
64,167	American Airlines, Inc./AAdvantage Loyalty IP, Ltd., 5.50%, 4/20/26 (144A)	62,669
55,000	American Airlines, Inc./AAdvantage Loyalty IP, Ltd., 5.75%, 4/20/29 (144A)	51,153
201,000	VistaJet Malta Finance Plc/Vista Management Holding, Inc., 7.875%, 5/1/27 (144A)	173,111
75,000	VistaJet Malta Finance Plc/Vista Management Holding, Inc., 9.50%, 6/1/28 (144A)	65,844
	Total Airlines	$380,451
	Apparel — 0.3%
75,000	Hanesbrands, Inc., 9.00%, 2/15/31 (144A)	$ 71,486
	Total Apparel	$71,486

Pioneer High Yield VCT Portfolio	Pioneer Variable Contracts Trust

Schedule of Investments 9/30/23 (unaudited) (continued)
Principal Amount USD ($)		Value
	Auto Manufacturers — 2.5%
55,000	Ford Motor Co., 6.10%, 8/19/32	$ 51,805
230,000	Ford Motor Credit Co. LLC, 4.00%, 11/13/30	192,095
300,000	Ford Motor Credit Co. LLC, 4.134%, 8/4/25	284,425
104,000	JB Poindexter & Co., Inc., 7.125%, 4/15/26 (144A)	101,174
	Total Auto Manufacturers	$629,499
	Auto Parts & Equipment — 2.0%
65,000	Adient Global Holdings, Ltd., 7.00%, 4/15/28 (144A)	$ 64,473
130,000	Adient Global Holdings, Ltd., 8.25%, 4/15/31 (144A)	130,184
331,000	Dealer Tire LLC/DT Issuer LLC, 8.00%, 2/1/28 (144A)	310,313
	Total Auto Parts & Equipment	$504,970
	Banks — 0.9%
15,000	Freedom Mortgage Corp., 6.625%, 1/15/27 (144A)	$ 13,183
69,000	Freedom Mortgage Corp., 8.125%, 11/15/24 (144A)	69,006
118,000	Freedom Mortgage Corp., 8.25%, 4/15/25 (144A)	118,024
30,000	Freedom Mortgage Corp., 12.25%, 10/1/30 (144A)	30,665
	Total Banks	$230,878
	Building Materials — 2.3%
180,000(d)	AmeriTex HoldCo Intermediate LLC, 10.25%, 10/15/28 (144A)	$ 177,975
165,000	Builders FirstSource, Inc., 4.25%, 2/1/32 (144A)	135,311
130,000	Camelot Return Merger Sub, Inc., 8.75%, 8/1/28 (144A)	125,405
90,000	Knife River Corp., 7.75%, 5/1/31 (144A)	90,183
61,000	MIWD Holdco II LLC/MIWD Finance Corp., 5.50%, 2/1/30 (144A)	50,401
	Total Building Materials	$579,275
	Chemicals — 3.6%
304,000	Mativ Holdings, Inc., 6.875%, 10/1/26 (144A)	$ 277,400
285,000	Olympus Water US Holding Corp., 9.75%, 11/15/28 (144A)	284,384
EUR153,000	SCIL IV LLC/SCIL USA Holdings LLC, 9.50%, 7/15/28 (144A)	164,733
171,000	Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc., 5.125%, 4/1/29 (144A)	89,210
127,000	Tronox, Inc., 4.625%, 3/15/29 (144A)	102,490
	Total Chemicals	$918,217
	Commercial Services — 5.4%
215,000	Allied Universal Holdco LLC/Allied Universal Finance Corp., 9.75%, 7/15/27 (144A)	$ 192,299
140,000	Brink's Co., 5.50%, 7/15/25 (144A)	137,233
80,000	Garda World Security Corp., 7.75%, 2/15/28 (144A)	78,432
206,000	Garda World Security Corp., 9.50%, 11/1/27 (144A)	196,960
125,000	Neptune Bidco US, Inc., 9.29%, 4/15/29 (144A)	113,164
169,000	NESCO Holdings II, Inc., 5.50%, 4/15/29 (144A)	148,298
120,000	Prime Security Services Borrower LLC/Prime Finance, Inc., 5.75%, 4/15/26 (144A)	116,420
150,000	Prime Security Services Borrower LLC/Prime Finance, Inc., 6.25%, 1/15/28 (144A)	138,925
280,000	Sotheby's, 7.375%, 10/15/27 (144A)	257,717
	Total Commercial Services	$1,379,448
	Computers — 0.5%
90,000	NCR Corp., 5.00%, 10/1/28 (144A)	$ 80,559
45,000	NCR Corp., 5.25%, 10/1/30 (144A)	38,780
	Total Computers	$119,339

Pioneer High Yield VCT Portfolio	Pioneer Variable Contracts Trust

Principal Amount USD ($)		Value
	Distribution/Wholesale — 0.7%
30,000	Ritchie Bros Holdings, Inc., 6.75%, 3/15/28 (144A)	$ 29,931
45,000	Ritchie Bros Holdings, Inc., 7.75%, 3/15/31 (144A)	45,675
105,000	Windsor Holdings III LLC, 8.50%, 6/15/30 (144A)	103,582
	Total Distribution/Wholesale	$179,188
	Diversified Financial Services — 5.5%
169,934(e)	Avation Capital SA, 8.25% (9.00% PIK or 8.25% Cash), 10/31/26 (144A)	$ 145,294
145,000	Bread Financial Holdings, Inc., 4.75%, 12/15/24 (144A)	140,529
25,000	GGAM Finance, Ltd., 7.75%, 5/15/26 (144A)	24,688
150,000	GGAM Finance, Ltd., 8.00%, 6/15/28 (144A)	149,313
216,982(e)	Global Aircraft Leasing Co., Ltd., 6.50% (7.25% PIK or 6.50% Cash), 9/15/24 (144A)	206,675
130,000	Nationstar Mortgage Holdings, Inc., 5.125%, 12/15/30 (144A)	105,550
175,000	OneMain Finance Corp., 3.50%, 1/15/27	149,844
25,000	OneMain Finance Corp., 9.00%, 1/15/29	24,919
237,000	Provident Funding Associates LP/PFG Finance Corp., 6.375%, 6/15/25 (144A)	210,930
108,000	United Wholesale Mortgage LLC, 5.50%, 4/15/29 (144A)	91,260
170,000	United Wholesale Mortgage LLC, 5.75%, 6/15/27 (144A)	153,867
	Total Diversified Financial Services	$1,402,869
	Electric — 4.0%
150,000	Calpine Corp., 5.125%, 3/15/28 (144A)	$ 133,566
105,000	Clearway Energy Operating LLC, 3.75%, 2/15/31 (144A)	82,824
65,000	Clearway Energy Operating LLC, 3.75%, 1/15/32 (144A)	50,530
179,000	Leeward Renewable Energy Operations LLC, 4.25%, 7/1/29 (144A)	147,148
166,000	NRG Energy, Inc., 3.625%, 2/15/31 (144A)	125,937
85,000	Talen Energy Supply LLC, 8.625%, 6/1/30 (144A)	87,133
182,000	Vistra Operations Co. LLC, 4.375%, 5/1/29 (144A)	156,453
30,000	Vistra Operations Co. LLC, 6.95%, 10/15/33 (144A)	29,425
205,000	Vistra Operations Co. LLC, 7.75%, 10/15/31 (144A)	201,934
	Total Electric	$1,014,950
	Electrical Components & Equipments — 1.2%
112,000	Energizer Holdings, Inc., 4.75%, 6/15/28 (144A)	$ 96,732
135,000	Energizer Holdings, Inc., 6.50%, 12/31/27 (144A)	127,063
90,000	WESCO Distribution, Inc., 7.125%, 6/15/25 (144A)	90,213
	Total Electrical Components & Equipments	$314,008
	Engineering & Construction — 0.2%
50,000	TopBuild Corp., 4.125%, 2/15/32 (144A)	$ 40,592
	Total Engineering & Construction	$40,592
	Entertainment — 2.5%
200,000	Banijay Entertainment SASU, 8.125%, 5/1/29 (144A)	$ 198,502
100,000	Light & Wonder International, Inc., 7.00%, 5/15/28 (144A)	98,291
100,000	Light & Wonder International, Inc., 7.25%, 11/15/29 (144A)	98,000
25,000	Light & Wonder International, Inc., 7.50%, 9/1/31 (144A)	24,709
150,000	Mohegan Tribal Gaming Authority, 8.00%, 2/1/26 (144A)	138,030
89,000	Scientific Games Holdings LP/Scientific Games US FinCo, Inc., 6.625%, 3/1/30 (144A)	76,762
	Total Entertainment	$634,294
	Environmental Control — 1.2%
55,000	GFL Environmental, Inc., 4.00%, 8/1/28 (144A)	$ 48,057

Pioneer High Yield VCT Portfolio	Pioneer Variable Contracts Trust

Schedule of Investments 9/30/23 (unaudited) (continued)
Principal Amount USD ($)		Value
	Environmental Control — (continued)
198,000	GFL Environmental, Inc., 4.375%, 8/15/29 (144A)	$ 171,985
89,000	Tervita Corp., 11.00%, 12/1/25 (144A)	93,046
	Total Environmental Control	$313,088
	Food — 1.6%
180,000	Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 6.50%, 2/15/28 (144A)	$ 177,908
50,000	US Foods, Inc., 4.625%, 6/1/30 (144A)	43,440
205,000	US Foods, Inc., 4.75%, 2/15/29 (144A)	183,222
	Total Food	$404,570
	Forest Products & Paper — 0.5%
173,000	Mercer International, Inc., 5.125%, 2/1/29	$ 136,413
	Total Forest Products & Paper	$136,413
	Healthcare-Services — 1.9%
75,000	LifePoint Health, Inc., 5.375%, 1/15/29 (144A)	$ 52,359
150,000	Prime Healthcare Services, Inc., 7.25%, 11/1/25 (144A)	138,695
22,000	RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc., 9.75%, 12/1/26 (144A)	21,298
139,000	Surgery Center Holdings, Inc., 10.00%, 4/15/27 (144A)	140,564
145,000	US Acute Care Solutions LLC, 6.375%, 3/1/26 (144A)	124,700
	Total Healthcare-Services	$477,616
	Home Builders — 1.8%
287,000	Beazer Homes USA, Inc., 6.75%, 3/15/25	$ 286,641
89,000	KB Home, 4.00%, 6/15/31	71,734
125,000	M/I Homes, Inc., 3.95%, 2/15/30	101,747
	Total Home Builders	$460,122
	Household Products/Wares — 0.8%
250,000	Spectrum Brands, Inc., 3.875%, 3/15/31 (144A)	$ 202,830
	Total Household Products/Wares	$202,830
	Iron & Steel — 1.5%
8,000	ATI, Inc., 7.25%, 8/15/30	$ 7,940
87,000	Carpenter Technology Corp., 7.625%, 3/15/30	87,109
119,000	Commercial Metals Co., 4.375%, 3/15/32	99,810
215,000	TMS International Corp., 6.25%, 4/15/29 (144A)	177,806
	Total Iron & Steel	$372,665
	Leisure Time — 3.2%
30,000	Carnival Holdings Bermuda, Ltd., 10.375%, 5/1/28 (144A)	$ 32,168
140,000	NCL Corp., Ltd., 5.875%, 3/15/26 (144A)	129,254
135,000	NCL Corp., Ltd., 7.75%, 2/15/29 (144A)	125,297
130,000	Royal Caribbean Cruises, Ltd., 5.50%, 4/1/28 (144A)	119,209
5,000	Royal Caribbean Cruises, Ltd., 7.25%, 1/15/30 (144A)	4,955
120,000	Royal Caribbean Cruises, Ltd., 11.625%, 8/15/27 (144A)	130,188
136,000	Viking Cruises, Ltd., 5.875%, 9/15/27 (144A)	124,127
69,000	Viking Cruises, Ltd., 6.25%, 5/15/25 (144A)	67,534
80,000	Viking Ocean Cruises Ship VII, Ltd., 5.625%, 2/15/29 (144A)	72,400
	Total Leisure Time	$805,132

Pioneer High Yield VCT Portfolio	Pioneer Variable Contracts Trust

Principal Amount USD ($)		Value
	Lodging — 0.8%
142,000	Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc, 5.00%, 6/1/29 (144A)	$ 123,177
90,000	Travel + Leisure Co., 6.625%, 7/31/26 (144A)	87,570
	Total Lodging	$210,747
	Media — 3.2%
531,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.50%, 6/1/33 (144A)	$ 406,289
35,000	CCO Holdings LLC/CCO Holdings Capital Corp., 7.375%, 3/1/31 (144A)	33,804
200,000	CSC Holdings LLC, 7.50%, 4/1/28 (144A)	129,859
106,000	Gray Television, Inc., 5.875%, 7/15/26 (144A)	95,239
177,000	McGraw-Hill Education, Inc., 8.00%, 8/1/29 (144A)	153,547
	Total Media	$818,738
	Metal Fabricate/Hardware — 0.3%
75,000	Park-Ohio Industries, Inc., 6.625%, 4/15/27	$ 65,062
	Total Metal Fabricate/Hardware	$65,062
	Mining — 2.6%
250,000	Constellium SE, 3.75%, 4/15/29 (144A)	$ 209,479
171,000	Eldorado Gold Corp., 6.25%, 9/1/29 (144A)	147,627
310,000	First Quantum Minerals, Ltd., 8.625%, 6/1/31 (144A)	308,506
	Total Mining	$665,612
	Miscellaneous Manufacturing — 0.5%
124,000	Trinity Industries, Inc., 7.75%, 7/15/28 (144A)	$ 124,775
	Total Miscellaneous Manufacturing	$124,775
	Oil & Gas — 8.6%
151,000	Aethon United BR LP/Aethon United Finance Corp., 8.25%, 2/15/26 (144A)	$ 149,809
170,000	Baytex Energy Corp., 8.50%, 4/30/30 (144A)	172,011
70,000	CITGO Petroleum Corp., 8.375%, 1/15/29 (144A)	69,909
100,000	Civitas Resources, Inc., 8.375%, 7/1/28 (144A)	101,750
100,000	Civitas Resources, Inc., 8.75%, 7/1/31 (144A)	102,147
50,000	Hilcorp Energy I LP/Hilcorp Finance Co., 6.00%, 4/15/30 (144A)	45,083
50,000	Hilcorp Energy I LP/Hilcorp Finance Co., 6.25%, 4/15/32 (144A)	44,457
200,000	Kosmos Energy, Ltd., 7.75%, 5/1/27 (144A)	184,323
110,000	Matador Resources Co., 6.875%, 4/15/28 (144A)	108,003
19,000	Neptune Energy Bondco Plc, 6.625%, 5/15/25 (144A)	18,820
230,000	Parkland Corp., 4.625%, 5/1/30 (144A)	196,070
34,000	Precision Drilling Corp., 6.875%, 1/15/29 (144A)	32,205
105,000	Shelf Drilling Holdings, Ltd., 8.875%, 11/15/24 (144A)	105,000
200,000(d)	Shelf Drilling Holdings, Ltd., 9.625%, 4/15/29 (144A)	197,927
70,000	Southwestern Energy Co., 4.75%, 2/1/32	60,080
185,000	Southwestern Energy Co., 5.375%, 2/1/29	170,383
71,250	Transocean, Inc., 8.75%, 2/15/30 (144A)	72,853
25,000	Transocean Titan Financing, Ltd., 8.375%, 2/1/28 (144A)	25,437
200,000	Tullow Oil Plc, 10.25%, 5/15/26 (144A)	173,800
135,000	Valaris, Ltd., 8.375%, 4/30/30 (144A)	135,101
	Total Oil & Gas	$2,165,168

Pioneer High Yield VCT Portfolio	Pioneer Variable Contracts Trust

Schedule of Investments 9/30/23 (unaudited) (continued)
Principal Amount USD ($)		Value
	Oil & Gas Services — 0.5%
120,000	Enerflex, Ltd., 9.00%, 10/15/27 (144A)	$ 118,500
	Total Oil & Gas Services	$118,500
	Packaging & Containers — 2.2%
149,000	Clearwater Paper Corp., 4.75%, 8/15/28 (144A)	$ 127,356
220,000	OI European Group BV, 4.75%, 2/15/30 (144A)	191,368
55,000	Owens-Brockway Glass Container, Inc., 7.25%, 5/15/31 (144A)	53,763
105,000	Sealed Air Corp., 5.00%, 4/15/29 (144A)	94,408
118,000	TriMas Corp., 4.125%, 4/15/29 (144A)	101,149
	Total Packaging & Containers	$568,044
	Pharmaceuticals — 3.0%
95,000	AdaptHealth LLC, 5.125%, 3/1/30 (144A)	$ 73,566
195,000	Owens & Minor, Inc., 6.625%, 4/1/30 (144A)	173,079
235,000	P&L Development LLC/PLD Finance Corp., 7.75%, 11/15/25 (144A)	171,550
102,000	Par Pharmaceutical, Inc., 7.50%, 4/1/27 (144A)	72,420
305,000	Teva Pharmaceutical Finance Netherlands III BV, 5.125%, 5/9/29	275,720
136,000	Tricida, Inc., 3.50%, 5/15/27	—
136,000	Tricida, Inc., 3.50%, 5/15/27	—
	Total Pharmaceuticals	$766,335
	Pipelines — 5.0%
146,000	CQP Holdco LP/BIP-V Chinook Holdco LLC, 5.50%, 6/15/31 (144A)	$ 129,407
120,000	Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., 7.375%, 2/1/31 (144A)	122,214
165,000	Delek Logistics Partners LP/Delek Logistics Finance Corp., 6.75%, 5/15/25	161,711
115,000	Delek Logistics Partners LP/Delek Logistics Finance Corp., 7.125%, 6/1/28 (144A)	105,060
5,000	EnLink Midstream LLC, 5.375%, 6/1/29	4,625
80,000	EnLink Midstream LLC, 6.50%, 9/1/30 (144A)	77,602
40,000	EnLink Midstream Partners LP, 5.05%, 4/1/45	30,038
116,000	EnLink Midstream Partners LP, 5.60%, 4/1/44	96,280
74,000	EQM Midstream Partners LP, 4.75%, 1/15/31 (144A)	63,695
88,000	EQM Midstream Partners LP, 7.50%, 6/1/30 (144A)	88,374
100,000	Genesis Energy LP/Genesis Energy Finance Corp., 8.875%, 4/15/30	97,639
130,000	Harvest Midstream I LP, 7.50%, 9/1/28 (144A)	125,662
60,000	Venture Global LNG, Inc., 8.125%, 6/1/28 (144A)	59,409
110,000	Venture Global LNG, Inc., 8.375%, 6/1/31 (144A)	108,137
	Total Pipelines	$1,269,853
	REITs — 3.1%
290,000	HAT Holdings I LLC/HAT Holdings II LLC , 3.375%, 6/15/26 (144A)	$ 257,762
195,000	Iron Mountain, Inc., 7.00%, 2/15/29 (144A)	190,717
200,000	MPT Operating Partnership LP/MPT Finance Corp., 3.50%, 3/15/31	124,894
100,000	Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC, 6.00%, 1/15/30 (144A)	63,500
140,000	Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC, 6.50%, 2/15/29 (144A)	91,669
60,000	Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC, 10.50%, 2/15/28 (144A)	58,767
	Total REITs	$787,309
	Retail — 3.7%
169,000	Asbury Automotive Group, Inc., 4.625%, 11/15/29 (144A)	$ 145,151
60,000	Bath & Body Works, Inc., 6.625%, 10/1/30 (144A)	56,250
150,000	Beacon Roofing Supply, Inc., 4.125%, 5/15/29 (144A)	128,250
115,000	Brinker International, Inc., 8.25%, 7/15/30 (144A)	110,687

Pioneer High Yield VCT Portfolio	Pioneer Variable Contracts Trust

Principal Amount USD ($)		Value
	Retail — (continued)
35,000	Gap, Inc., 3.625%, 10/1/29 (144A)	$ 25,901
35,000	Gap, Inc., 3.875%, 10/1/31 (144A)	24,592
177,000	Ken Garff Automotive LLC, 4.875%, 9/15/28 (144A)	151,156
270,000	LCM Investments Holdings II LLC, 4.875%, 5/1/29 (144A)	229,556
91,000	Staples, Inc., 7.50%, 4/15/26 (144A)	74,833
	Total Retail	$946,376
	Software — 0.9%
270,000	AthenaHealth Group, Inc., 6.50%, 2/15/30 (144A)	$ 225,857
	Total Software	$225,857
	Telecommunications — 1.3%
260,000	Altice France SA, 5.125%, 7/15/29 (144A)	$ 184,835
185,000	Windstream Escrow LLC/Windstream Escrow Finance Corp., 7.75%, 8/15/28 (144A)	147,032
	Total Telecommunications	$331,867
	Transportation — 2.4%
229,000	Carriage Purchaser, Inc., 7.875%, 10/15/29 (144A)	$ 173,699
105,000	Rand Parent LLC, 8.50%, 2/15/30 (144A)	97,136
410,000	Seaspan Corp., 5.50%, 8/1/29 (144A)	328,986
250,000(f)	Western Global Airlines LLC, 10.375%, 8/15/25 (144A)	312
	Total Transportation	$600,133
	Total Corporate Bonds (Cost $24,370,181)	$22,046,359

Shares
	Rights/Warrants — 0.0%† of Net Assets
	Health Care Providers & Services — 0.0%†
80(b)(g)+	Option Care Health, Inc., 7/27/25	$ 298
80(b)(g)+	Option Care Health, Inc., 12/31/25	238
	Total Health Care Providers & Services	$536
	Trading Companies & Distributors — 0.0%†
GBP6,300(b)(h)	Avation Plc, 1/1/59	$ 3,843
	Total Trading Companies & Distributors	$3,843
	Total Rights/Warrants (Cost $—)	$4,379

Face Amount USD ($)
	Insurance-Linked Securities — 0.0%† of Net Assets#
	Reinsurance Sidecars — 0.0%†
	Multiperil – Worldwide — 0.0%†
25,723(b)(i)+	Lorenz Re 2019, 6/30/24	$ 252
	Total Reinsurance Sidecars	$252
	Total Insurance-Linked Securities (Cost $4,281)	$252

Pioneer High Yield VCT Portfolio	Pioneer Variable Contracts Trust

Schedule of Investments 9/30/23 (unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — 3.2% of Net Assets
520,000(c)	U.S. Treasury Bills, 10/3/23	$ 519,924
300,000(c)	U.S. Treasury Bills, 10/24/23	299,033
	Total U.S. Government and Agency Obligations (Cost $818,836)	$818,957

Shares
	SHORT TERM INVESTMENTS — 0.8% of Net Assets
	Open-End Fund — 0.8%
205,492(j)	Dreyfus Government Cash Management, Institutional Shares, 5.22%	$ 205,492
		$205,492
	TOTAL SHORT TERM INVESTMENTS (Cost $205,492)	$205,492
	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 97.3% (Cost $27,104,300)	$24,645,065
		Net Realized Gain (Loss) for the period ended 9/30/23	Net Unrealized Appreciation (Depreciation) for the period ended 9/30/23	Capital Gain Distributions for the period ended 9/30/23	Dividend Income for the period ended 9/30/23
	Affiliated Issuer — 2.3%
	Closed-End Fund — 2.3% of Net Assets
62,882(k)	Pioneer ILS Interval Fund	$—	$70,428	$—	$—	$ 580,399
	Total Investments in Affiliated Issuer — 2.3% (Cost $659,339)					$580,399
	OTHER ASSETS AND LIABILITIES — 0.4%					$113,037
	net assets — 100.0%					$25,338,501

bps	Basis Points.
REIT	Real Estate Investment Trust.
SOFR	Secured Overnight Financing Rate.
(144A)	The resale of such security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers. At September 30, 2023, the value of these securities amounted to $19,575,742, or 77.3% of net assets.
(a)	Floating rate note. Coupon rate, reference index and spread shown at September 30, 2023.
(b)	Non-income producing security.
(c)	Security issued with a zero coupon. Income is recognized through accretion of discount.
(d)	Securities purchased on a when-issued basis. Rates do not take effect until settlement date.
(e)	Payment-in-kind (PIK) security which may pay interest in the form of additional principal amount.
(f)	Security is in default.
(g)	Option Care Health, Inc. warrants are exercisable into 160 shares.
(h)	Avation Plc warrants are exercisable into 6,300 shares.
(i)	Issued as preference shares.
(j)	Rate periodically changes. Rate disclosed is the 7-day yield at September 30, 2023.
(k)	Pioneer ILS Interval Fund is an affiliated closed-end fund managed by Amundi Asset Management, Inc., (the “Adviser”).
*	Senior secured ﬂoating rate loan interests in which the Portfolio invests generally pay interest at rates that are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR or SOFR, (ii) the prime rate offered by one or more major United States banks, (iii) the rate of a certiﬁcate of deposit or (iv) other base lending rates used by commercial lenders. The interest rate shown is the rate accruing at September 30, 2023.

Pioneer High Yield VCT Portfolio	Pioneer Variable Contracts Trust

+	Security is valued using significant unobservable inputs (Level 3).
†	Amount rounds to less than 0.1%.
#	Securities are restricted as to resale.
Restricted Securities	Acquisition date	Cost	Value
Lorenz Re 2019	7/10/2019	$ 4,281	$ 252
% of Net assets			0.0%†
†	Amount rounds to less than 0.1%.
SWAP CONTRACTS
CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS – BUY PROTECTION
Notional Amount ($)(1)	Reference Obligation/Index	Pay/ Receive(2)	Annual Fixed Rate	Expiration Date	Premiums (Received)	Unrealized Appreciation	Market Value
1,230,000	Markit CDX North America High Yield Index Series 41	Pay	5.00%	12/20/28	$(11,826)	$353	$(11,473)
TOTAL CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS – BUY PROTECTION					$(11,826)	$353	$(11,473)
TOTAL SWAP CONTRACTS					$(11,826)	$353	$(11,473)

(1)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay upon occurrence of a credit event.
(2)	Pays quarterly.
Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3	–	significant unobservable inputs (including the Adviser's own assumptions in determining fair value of investments).
The following is a summary of the inputs used as of September 30, 2023, in valuing the Portfolio's investments:
	Level 1	Level 2	Level 3	Total
Senior Secured Floating Rate Loan Interests	$—	$461,714	$—	$461,714
Common Stock	—	—	86,888	86,888
Commercial Mortgage-Backed Security	—	94,051	—	94,051
Convertible Corporate Bonds	—	926,973	—	926,973
Corporate Bonds	—	22,046,359	—	22,046,359
Rights/Warrants
Health Care Providers & Services	—	—	536	536
Trading Companies & Distributors	3,843	—	—	3,843
Insurance-Linked Securities
Reinsurance Sidecars	—	—	252	252
U.S. Government and Agency Obligations	—	818,957	—	818,957
Open-End Fund	205,492	—	—	205,492
Affiliated Closed-End Fund	580,399	—	—	580,399
Total Investments in Securities	$789,734	$24,348,054	$87,676	$25,225,464
Other Financial Instruments
Swap contracts, at value	$—	$(11,473)	$—	$(11,473)
Total Other Financial Instruments	$—	$(11,473)	$—	$(11,473)
During the period ended September 30, 2023, there were no significant transfers in or out of Level 3.